OPERATING LEASE	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
OPERATING LEASE

11.	OPERATING LEASE

Operating lease right-of-use assets

The following table provides a reconciliation of the carrying amounts of operating lease right-of-use assets for the years ended June 30, 2025 and 2026:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Carrying value at the beginning of the year	1,135,699	848,971	5,221
Addition	705,375	311,190	1,913
Transfer to sub-leasing	(191,963)	(178,288)	(1,096)
Depreciation expense of right-of-use assets	(150,145)	(190,792)	(1,173)
Modification	(649,995)	(19,467)	(120)
Carrying value at the end of the year	848,971	771,614	4,745

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Operating lease liabilities

The Company recognizes operating lease liabilities in accordance with IFRS 16, which are measured at the present value of future lease payments. The following table provides a reconciliation of the carrying amounts of operating lease liabilities for the years ended June 30, 2025 and 2026:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	1,397,835	1,112,590	6,842
Addition	699,635	307,152	1,889
Interest expense accrued	9,320	9,537	59
Payments of lease liabilities	(333,966)	(410,755)	(2,526)
Modification	(660,234)	(17,942)	(111)
Balance at the end of the year	1,112,590	1,000,582	6,153

The following is a schedule of future minimum lease payments under operating lease agreements as of June 30, 2026:

Years ending June 30,	JPY’000
2027	375,871
2028	241,688
2029	178,564
2030	119,395
2031	79,600
Thereafter	26,450
Total undiscounted lease payments	1,021,568
Less: imputed interest	(20,986)
Present value of operating lease liabilities	1,000,582

The following are the amounts recognized in consolidated statements of profit or loss and comprehensive income:

	As of June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Depreciation expense of operating lease right-of-use assets	188,520	150,145	190,792	1,173
Interest expense on operating lease liabilities	13,262	9,320	9,537	59
Expenses relating to short-term leases and low-value leases	8,278	7,392	21,195	130
(Gain) loss from lease modification or termination	(102)	(10,239)	1,525	9

The weighted average interest rate applied to the operating lease liabilities recognized in the consolidated statements of financial position as of June 30, 2026 was 1.06% per annum (2025: 0.93% per annum, 2024: 0.89% per annum). The weighted average remaining lease term as of June 30, 2026 was 3.70 years (2025: 3.97 years, 2024:10.55 years).

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS